Nationwide Life Insurance Company • Nationwide Provident VA Separate Account –1 • Nationwide Provident VLI Separate Account –1	Nationwide Life and Annuity Insurance Company • Nationwide Provident VA Separate Account –A • Nationwide Provident VLI Separate Account –A

Prospectus supplement dated July 12, 2011

to Prospectus dated May 1, 2011;

Prospectus dated May 1, 2000 (Special Product NLICA, Survivor Options Plus NLICA, Survivor Options VL NLACA);

Prospectus dated May 1, 2001 (Options VIP NLACA, Options VIP NLACA, VIP Premier DCA NLICA, VIP Premier DCA NLACA);

Prospectus dated May 1, 2002 (Market Street VIP/2 Annuity NLICA, VIP Extra Credit NLICA, VIP Extra Credit NLACA);

Prospectus dated May 1, 2008 (Market Street VIP/2 Annuity NLACA, Survivor Options Elite NLACA, Survivor Options Elite NLACA, Survivor Options Premier NLACA, Options Premier NLACA, Survivor Options Premier NLACA)

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

1.
On or about July 20, 2011, or as soon thereafter as reasonably practicable, the Nationwide Variable Account Trust ("NVIT") – NVIT Multi-Manager Small Cap Value Fund: Class IV will remove Aberdeen Asset Manager, Inc. as a sub-advisor.  After the change is effective, the sub-advisors for the NVIT – NVIT Multi-Manager Small Cap Value Fund: Class IV will be Epoch Investment Partners, Inc. and J.P. Morgan Investment Management Inc.

2.
On or about July 20, 2011, or as soon thereafter as reasonably practicable, the Nationwide Variable Account Trust ("NVIT") – NVIT Multi-Manager Small Company Fund: Class IV will remove Aberdeen Asset Manager, Inc., and Waddell & Reed Investment Management Company as sub-advisors and add OppenheimerFunds Inc. will be added as a sub-advisor.  After the change is effective, the sub-advisors for the NVIT – NVIT Multi-Manager Small Company Fund: Class IV will be Morgan Stanley Investment Management, Neuberger Berman Management, Inc., OppenheimerFunds, Inc. and Putnam Investment Management, LLC.

Nationwide Life Insurance Company • Nationwide VLI Separate Account-2 • Nationwide VLI Separate Account-4 • Nationwide VLI Separate Account-7 • Nationwide Provident VLI Separate Account 1	Nationwide Life and Annuity Insurance Company • Nationwide VL Separate Account-G

Prospectus supplement dated July 12, 2011 to

BOA FPVUL, BOA Next Generation FPVUL, Future Corporate VUL, Next Generation Corporate Variable Universal Life, Nationwide Marathon Corporate VUL, Nationwide Future Executive VUL, BOA Next Generation II FPVUL, Nationwide YourLife Protection VUL (NWL and NLAIC), Nationwide YourLife Accumulation VUL (NWL and NLAIC), Nationwide YourLife Survivorship VUL (NWL and NLAIC), Options, Options Plus, Options Premier, Nationwide Marathon Performance VUL prospectus dated May 1, 2011

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

Effective immediately, the following is added to the front page of the prospectus.

The policy is NOT: insured by the Federal Deposit Insurance Corporation; a bank deposit, available in every state; or insured or endorsed by a bank or any federal government agency.
The policy MAY decrease in value to the point of being valueless.